GENERAL (Tables) - Mer Telemanagement Solutions Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Schedule of Financial Results of Discontinued Operations

	Six months ended June 30,
	2021	2020
	Unaudited
Operating expenses (income)	$26	$31
Operating loss (income)	26	31
Financial expenses (income), net	3	(30)
Total net loss (income) from discontinued operations	$29	$1

 The major classes of assets and liabilities that were classified as discontinued operations were:

	Six months ended June 30,
	2021	2020
	Unaudited
Cash and cash equivalents	$180	$175
Property and equipment, net	—	3
Total assets of discontinued operations	180	178

Trade payables	329	333
Accrued expenses and other liabilities	170	155
Total liabilities of discontinued operations	$499	$488

	Year ended December 31,
	2020	2019	*)2018
Revenue	$-	$301	$794
Cost of revenues	-	255	1,034
Gross profit (loss)	-	46	(240)
Operating expenses (income)	(58)	(9)	310
Operating loss (income)	(58)	(55)	550
Financial income, net	21	2	16
Gain on disposal of the discontinued operations	-	-	250
Total net loss (income) from discontinued operations	$(37)	$(57)	$284

Schedule of assets and liabilities

	December 31,
	2020	2019

Cash and cash equivalents	$176	$170
Property and equipment, net	2	2
Total assets of discontinued operations	178	172

Trade payables	334	337
Accrued expenses and other liabilities	162	179
Total liabilities of discontinued operations	$496	$516